Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses	Research and development expenses as of June 30, 2024 and 2023 consisted of the following:
	2024	2023
Salaries	$336,161	$210,995
Contract services and supplies	456,370	238,637
Utility	1,484	1,215
Design cost	6,237	14,047
Depreciation	10,630	12,883
Other	17,130	3,925
Total	$828,013	$481,702